Goodwill and Other Intangible Assets (Expected Amortization Expense) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 71
2022	67
2023	66
2024	65
2025	64
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	29
2022	28
2023	27
2024	26
2025	25
Contract-Based Intangible Assets [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	20
2022	17
2023	16
2024	16
2025	16
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	5
2022	6
2023	7
2024	7
2025	7
Compensation from Concession Agreement
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	17
2022	16
2023	16
2024	16
2025	$ 16